Federated Hermes Municipal Obligations Fund Expense Example - Cash II Shares [Member] - Federated Hermes Municipal Obligations Fund - CII	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213